Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of other financial assets [line items]
Current	$ 19.1	$ 12.8
Non-current	20.2	20.0
Total other financial assets	39.3	32.8
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	14.6	15.7
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	8.9	3.4
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 15.8	$ 13.7